Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Undistributed foreign earnings	$ 77,000,000
Liability for uncertain tax positions, noncurrent	1,600,000,000
Unrecognized tax benefits that would impact effective tax rate	1,200,000,000
Unrecognized tax benefits, interest on income taxes accrued	721,000,000	698,000,000
Franchise Rights [Member]
Net deferred tax liability, franchise rights	23,000,000,000
NBCUniversal [Member]
Foreign income before taxes	434,000,000	476,000,000
Liability for uncertain tax positions, noncurrent	32,000,000
Unrecognized tax benefits, interest on income taxes accrued	11,000,000	10,000,000
Other Comprehensive Income (Loss) [Member]
Income tax effects allocated directly to equity, other	99,000,000
Share-Based Compensation [Member]
Income tax effects allocated directly to equity, other	164,000,000	38,000,000	3,000,000
Other Acquisitions [Member]
Deferred income tax liabilities	66,000,000
Domestic Tax Authority
Operating loss carryforwards	158,000,000
Operating loss carryforwards expiration dates	2032
Foreign Tax Authority
Operating loss carryforwards	$ 311,000,000
Operating loss carryforwards expiration dates	2021